Insurance business - Net insurance claims and benefits paid and movement in liabilities to policyholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	$ 14,388	$ 12,645	$ 14,926
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	9,931	9,684	9,903
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,125	1,108	1,213
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	3,332	1,853	3,810
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	14,940	13,015	16,332
– claims, benefits and surrenders paid	6,094	6,678	6,604
– movement in liabilities	8,846	6,337	9,728
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	10,474	10,050	11,305
– claims, benefits and surrenders paid	2,929	3,695	3,783
– movement in liabilities	7,545	6,355	7,522
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,134	1,112	1,217
– claims, benefits and surrenders paid	1,023	900	900
– movement in liabilities	111	212	317
Gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	3,332	1,853	3,810
– claims, benefits and surrenders paid	2,142	2,083	1,921
– movement in liabilities	1,190	(230)	1,889
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(552)	(370)	(1,406)
– claims, benefits and surrenders paid	(350)	(440)	(428)
– movement in liabilities	(202)	70	(978)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(543)	(366)	(1,402)
– claims, benefits and surrenders paid	(343)	(430)	(411)
– movement in liabilities	(200)	64	(991)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(9)	(4)	(4)
– claims, benefits and surrenders paid	(7)	(10)	(17)
– movement in liabilities	(2)	6	13
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	$ 0	$ 0	$ 0